Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Base Percentage Used To Calculate Minimum Taxable Income	3.00%		3.00%
Special Additional Tax Rate Description	For tax years 2013 through 2015, a special additional CREE tax will apply at a rate of 9% to certain tax payers including the Company. Starting in 2016, the rate for this tax will be 8%.		For tax years 2013 through 2015, a special additional CREE tax will apply at a rate of 9% to certain tax payers including the Company. Starting in 2016, the rate for this tax will be 8%.
Effective Income Tax Rate Reconciliation, Percent, Total	(173.00%)	39.00%	28.30%	32.00%
Fair Value Adjustment of Warrants	$ 8,880
COLOMBIA
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total	25.00%		25.00%